Document And Entity Information (unlabaled)	Total
Document And Entity Information Unlabaled
Document Type	485BPOS
Document Period End Date	Jul. 14, 2015
Registrant Name	Advisors' Inner Circle Fund III
Central Index Key	0001593547
Amendment Flag	false
Document Creation Date	Jul. 14, 2015
Document Effective Date	Jul. 14, 2015
Prospectus Date	Jul. 14, 2015